Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2012	$ 3,200		$ 15,315	$ 18,515
Beginning Balance, Shares at Dec. 31, 2012	32,000,000
Contributions		1,954		1,954
Distributions			(4,297)	(4,297)
Net income			86,986	86,986
Ending Balance at Dec. 31, 2013	3,200	1,954	98,004	103,158
Ending Balance, Shares at Dec. 31, 2013	32,000,000
Contributions		2,634		2,634
Distributions			(1,518)	(1,518)
Conversion of notes payable to equity		46,853		46,853
Shares issued to effect reverse acquisition	800	3,199,200		3,200,000
Shares issued to effect reverse acquisition, Shares	8,000,000
Stock-based compensation		120,000		120,000
Issuance of common stock - net of issuance costs	551	2,167,601		2,168,152
Issuance of common stock - net of issuance costs, Sharse	5,512,500
Net income			(4,057,171)	(4,057,171)
Ending Balance at Dec. 31, 2014	$ 4,551	$ 5,538,242	$ (3,960,685)	$ 1,582,108	[1]
Ending Balance, Shares at Dec. 31, 2014	45,512,500

[1]	(1) Derived from the Company's December 31, 2014 audited financial statements